CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Capital Management [Abstract]
Schedule of Capital Management	CI’s capital consists of the following:

	As at	As at
	December 31, 2021	December 31, 2020
	$	$
Shareholders’ equity	1,588,517	1,582,447
Long-term debt	3,776,038	2,456,116
Total capital	5,364,555	4,038,563